Other Assets and Liabilities (Summarized Financial Information of Equity Method Investees, Other than Morgan Stanley) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Equity Method Investment, Summarized Financial Information, Assets
Total assets	¥ 353,824,625	¥ 331,753,283	¥ 305,228,899
Equity Method Investment, Summarized Financial Information, Liabilities and Equity
Total liabilities	337,580,071	316,008,767
Noncontrolling interests	583,605	728,029
Equity Method Investment, Summarized Financial Information, Income and Loss
Net income	1,163,394	318,715	737,605
Equity Method Investees Other than Morgan Stanley [Member]
Equity Method Investment, Summarized Financial Information, Assets
Net loans	15,417,000	15,190,000
Total assets	28,459,000	29,255,000
Equity Method Investment, Summarized Financial Information, Liabilities and Equity
Deposits	9,651,000	8,898,000
Total liabilities	24,176,000	24,025,000
Noncontrolling interests	85,000	1,005,000
Equity Method Investment, Summarized Financial Information, Income and Loss
Total interest income	1,058,000	1,093,000	1,036,000
Total interest expense	375,000	419,000	430,000
Net interest income	683,000	674,000	606,000
Provision for credit losses	215,000	171,000	157,000
Income before income tax expense	476,000	366,000	205,000
Net income	¥ 400,000	¥ 285,000	¥ 135,000